Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Israel corporate tax rate	23.00%
Change in valuation allowance	$ 43,134
Operating loss carryforwards	241,888
Unrecognized tax benefit	$ 53,670	$ 19,389	$ 0